Actual Tax Provision and Tax Provision Difference (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Income tax benefit at federal statutory rate			$ (162.3)	$ (189.6)	$ (482.5)
State income taxes, net of federal benefit			(20.2)	(38.9)	(38.4)
Change in valuation allowance			107.1	113.0	6.4
Unrecognized tax benefits			(18.7)	3.1	11.3
Member loss			16.6	60.4	251.0
Charitable donations			(11.1)	(11.1)
Tax Credits			(17.3)	(6.9)	(2.4)
Indemnification asset / liability			5.1	14.0	(26.3)
Transaction costs					62.1
Nondeductible equity compensation			4.2	12.3	51.0
Other			6.3	4.1	14.4
Income tax benefit	$ (590.8)	$ (10.4)	$ (90.3)	$ (39.6)	$ (153.4)